Cover Page	Oct. 18, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 18, 2026
Entity Registrant Name	National Healthcare Properties, Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-39153
Entity Tax Identification Number	38-3888962
Entity Address, Address Line One	540 Madison Ave.
Entity Address, Address Line Two	27th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	332
Local Phone Number	258-8770
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001561032
Common Class A
Document Information [Line Items]
Title of 12(b) Security	Common stock, $0.01 par value per share
Trading Symbol	NHP
Security Exchange Name	NASDAQ